Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits	[1]	$ 1,152,774	$ 1,206,543
Marketing promotion service payables		129,017
Others	[2]	132,282	138,667
Total		$ 1,414,073	$ 1,345,210

[1]	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.
[2]	Others mainly include rent payables, utilities payables, professional service fees payable, as well as miscellaneous expenses to support the Company’s daily operations.